Accounts Receivable (Tables)	6 Months Ended
Apr. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consists of the following:
	April 30, 2024	October 31, 2023
Accounts receivable	$42,140	$41,697
Allowance for doubtful accounts	(42,140)	(41,697)
Total, net	-	-

Schedule of Accounts Receivable, Net Related Party
	April 30,	October 31,
	2024	2023
Accounts receivable-related franchisees	$1,767,120	$513,914
Allowance for doubtful accounts	(559,368)	(355,717)
Total, net	$1,207,752	$158,197

Schedule of the Activity in the Allowance for Doubtful Accounts	The following is a summary of the activity in the allowance for doubtful accounts:
	April 30, 2024	October 31, 2023
Balance at beginning of period	$397,414	$145,664
Provision	248,585	261,301
Effect of translation adjustment	(80,830)	(9,551)
Balance at end	$565,169	$397,414